Interest charges and related fees	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Interest charges and related fees
16 Interest charges and related fees

	2022	2021 1)	2020 1)
Subordinated loans	119	110	110
Trust pass-through securities	9	8	9
Borrowings	115	65	96
Other	85	64	190
Total	329	246	405

Included in interest charges and related fees:
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	221	121	132

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Other includes interest charges on short term borrowings and bank fees.

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2022	2021

Subordinated borrowings	72	68

Borrowings	52	54

Other	3	8

Total	127	129